INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2013
Components of Income Before Income Taxes and Income Taxes

Income before income taxes and income taxes for the years ended March 31, 2011, 2012 and 2013 are comprised of the following components:

	Years ended March 31,
	2011	2012	2013
	(Yen in millions)
Income before income taxes:
Domestic	¥112,374	¥77,813	¥81,713
Foreign	59,958	37,080	19,650

Total income before income taxes	¥172,332	¥114,893	¥101,363

Income taxes:
Current income taxes:
Domestic	¥21,297	¥20,685	¥27,906
Foreign	14,447	13,514	11,749

Total current income taxes	35,744	34,199	39,655

Deferred income taxes:
Domestic	11,892	(1,148)	1,045
Foreign	(5,422)	(2,916)	(6,688)

Total deferred income taxes	6,470	(4,064)	(5,643)

Total income taxes	¥42,214	¥30,135	¥34,012

Reconciliations Between Japanese Statutory Income Tax Rate and Kyocera's Effective Income Tax Rate

Reconciliations between the Japanese statutory income tax rate and Kyocera’s effective income tax rate for the years ended March 31, 2011, 2012 and 2013 are as follows:

	Years ended March 31,
	2011	2012	2013
Japanese statutory income tax rate	41.0%	41.0%	38.0%
Difference in statutory tax rates of foreign subsidiaries	(5.0)	(6.4)	(4.8)
Change in valuation allowance	(8.1)	(1.1)	2.8
Tax credit for research and development expenses	(2.1)	(2.1)	(3.1)
Uncertainty in income taxes	(2.1)	1.3	(0.2)
Tax rate change*	—	(7.2)	—
Other	0.8	0.7	0.9

Effective income tax rate	24.5%	26.2%	33.6%

*

In accordance with the Law to Amend a Part of the Income Tax Law to Implement a Tax System Corresponding to Changes in the Economy and Social Structure (Law No. 114 of 2011) and the Special Measures Law to Secure Necessary Financial Resources to Execute Measures for Reconstruction from the Great East Japan Earthquake (Law No. 117 of 2011), which were enacted on December 2, 2011, the corporate tax rate, etc. applied to annual reporting periods commencing on and after April 1, 2012 has been revised in Japan. As a result of such amendments, the effective Japanese statutory corporate tax rate of 41% previously applied for calculation of the amount of deferred tax assets and deferred tax liabilities has been reduced to 38% with respect to temporary differences to be realized during the annual reporting period commencing as from April 1, 2012 through the annual reporting period commencing as from April 1, 2014, and reduced to 36% with respect to temporary differences to be realized during the annual reporting periods commencing on and after April 1, 2015.

Components of Deferred Tax Assets and Deferred Tax Liabilities

The components of the deferred tax assets and deferred tax liabilities at March 31, 2012 and 2013 are as follows:

	March 31,
	2012	2013
	(Yen in millions)
Deferred tax assets:
Enterprise tax	¥728	¥1,643
Inventories	19,057	20,250
Provision for doubtful accounts and loss on bad debts	1,255	1,399
Accrued expenses	10,982	20,517
Employee benefits	24,528	26,063
Depreciation and amortization	33,171	35,898
Securities	2,744	1,530
Net operating losses and tax credit carry forwards	20,454	30,241
Other	6,163	4,144

Total gross deferred tax assets	119,082	141,685
Valuation allowance	(25,192)	(34,414)

Net deferred tax assets	¥93,890	¥107,271

Deferred tax liabilities:
Depreciation and amortization	¥13,952	¥16,365
Securities	99,918	152,251
Prepaid benefit cost	2,786	165
Other	4,708	7,203

Total deferred tax liabilities	¥121,364	¥175,984

Net deferred tax liabilities	¥(27,474)	¥(68,713)

Net Deferred Tax Assets and Liabilities

Net deferred tax assets and liabilities at March 31, 2012 and 2013 are reflected in the consolidated balance sheets under the following captions.

	March 31,
	2012	2013
	(Yen in millions)
Deferred income taxes—current assets	¥45,049	¥47,349
Other assets	20,245	35,753
Other current liabilities	(2,589)	(5,586)
Deferred income taxes—non-current liabilities	(90,179)	(146,229)

Net deferred tax liabilities	¥(27,474)	¥(68,713)

Reconciliation of Beginning and Ending Amount of Gross Valuation Allowance for Deferred Tax Asset

A reconciliation of the beginning and end amount of gross valuation allowance for deferred tax asset is as follows:

	March 31,
	2011	2012	2013
	(Yen in millions)
Balance at beginning of year	¥40,270	¥24,687	¥25,192
Increase	1,226	2,667	9,824
Decrease	(15,885)	(3,523)	(4,356)
Other*	(924)	1,361	3,754

Balance at end of year	¥24,687	¥25,192	¥34,414

*	Other consists mainly of foreign currency translation adjustments and business combinations.

Reconciliation of Beginning and Ending Amount of Gross Unrecognized Tax Benefits

A reconciliation of the beginning and end amount of gross unrecognized tax benefits is as follows:

	March 31,
	2011	2012	2013
	(Yen in millions)
Balance at beginning of year	¥8,352	¥6,874	¥3,050
Increase—tax position in prior years	1,112	277	1,430
Increase—tax position in current year	1,936	2,135	51
Decrease—tax position in prior years	(2,517)	(868)	(33)
Settlements with taxing authorities	(2,002)	(5,350)	(428)
Lapse of statute of limitations	(7)	(18)	(6)

Balance at end of year	¥6,874	¥3,050	¥4,064